Balance Sheets (Parenthetical)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, authorized	1,000,000	1,000,000
Preferred Stock, issued
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued	29,825,000	29,825,000
Common Stock, outstanding	15,520,000	15,520,000